Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Schedule of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful lives
Software	2 years
Trademark	10 years

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2024 and 2023.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2024	$52	$-	$-	$52
As of December 31, 2023	$288	$-	$-	$288

Schedule of Changes for Warrant Liabilities Measured at Fair Value	The changes for warrant liabilities measured at fair value are as follows:
	Private	Representative
	Warrants	Warrants
Fair value as of December 31, 2021	$-	$-
Acquired from the Business Combination	62	200
Change in fair value	39	199
Fair value as of December 31, 2022	$101	$399
Change in fair value	(43)	(169)
Fair value as of December 31, 2023	$58	$230
Change in fair value	(47)	(189)
Fair value as of December 31, 2024	$11	$41

Schedule of Allowance for Expected Credit Losses

For the years ended December 31, 2024, 2023 and 2022, allowance for expected credit losses made by the Group were shown as follows:

	For the years ended December 31,
	2024	2023	2022
Allowance for expected credit losses for accounts receivable, current	$1,493	$3,937	$-
Allowance for expected credit losses for advance to suppliers	649	42,478	-
Allowance for expected credit losses for prepaid expenses and other current assets	3,016	20,187	-
Allowance for expected credit losses for amounts due from related parties	60,495	15,000	-
Allowance for expected credit losses for accounts receivable, non-current	-	3,829	-
Total	$65,653	$85,431	$-

Schedule of Currency Exchange Rates of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
Balance sheet items, except for equity accounts	2024	2023
US$ against RMB	7.2993	7.0999
US$ against AED	3.6726	3.6738

	For the years ended December 31,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2024	2023	2022
US$ against RMB	7.1957	7.0809	6.7290
US$ against AED	3.6726	3.6843	3.6709

Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area	The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:
	As of December 31,
	2024	2023
The United States	$151	$71,141
The United Arab Emirates	6,125	8,602
Mainland China	2,637	3,637
Total	$8,913	$83,380